Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 28, 2013
Registrant Name	MFS SERIES TRUST XVI
Central Index Key	0000063067
Amendment Flag	false
Document Creation Date	Aug 28, 2013
Document Effective Date	Aug 28, 2013
Prospectus Date	Oct 28, 2012
MFS® Global Multi-Asset Fund | A
Risk/Return:
Trading Symbol	GLMAX
MFS® Global Multi-Asset Fund | B
Risk/Return:
Trading Symbol	GLMBX
MFS® Global Multi-Asset Fund | C
Risk/Return:
Trading Symbol	GLMCX
MFS® Global Multi-Asset Fund | I
Risk/Return:
Trading Symbol	GLMIX
MFS® Global Multi-Asset Fund | R1
Risk/Return:
Trading Symbol	GLMRX
MFS® Global Multi-Asset Fund | R2
Risk/Return:
Trading Symbol	GLMSX
MFS® Global Multi-Asset Fund | R3
Risk/Return:
Trading Symbol	GLMTX
MFS® Global Multi-Asset Fund | R4
Risk/Return:
Trading Symbol	GLMUX
MFS® Global Multi-Asset Fund | R5
Risk/Return:
Trading Symbol	GLMVX

MFS® Global Multi-Asset Fund
MFS® Global Multi-Asset Fund
Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
MFS® Global Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063067_SupplementTextBlock	Supplement To Prospectus The date of this supplement is August 28, 2013. For Certain MFS® Funds:
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Global Multi-Asset Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Effective immediately, in the second paragraph of the sub-section entitled “Fees and Expenses” beneath the main heading “Summary of Key Information,” the reference to the page number of the “Waivers of Sales Charges” is replaced by reference to page H-1 of the fund’s Statement of Additional Information (“SAI”).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Oct 28, 2012